Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF Life Separate Account VLI-1 TIAA-CREF Life Separate Account VLI-2 TIAA-CREF Life Separate Account VA-1 TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 3

dated March 2, 2017 to the

Intelligent Life® VUL Prospectus

dated May 1, 2016, as supplemented June 20, 2016 and February 28, 2017

Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2016, as supplemented June 20, 2016 and February 28, 2017

Intelligent Variable Annuity® Prospectus

dated May 1, 2016, as supplemented February 28, 2017

M-Intelligent Life® VUL Prospectus

dated May 1, 2016, as supplemented February 28, 2017

M-Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2016, as supplemented February 28, 2017

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Large Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

DFA VIT Inflation Protected Securities Portfolio

On pages 7-12 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectus, and pages 8-10 of the M-Intelligent Life VUL prosepectus, and pages 6-9 of the M-Intelligent Life Survivorship VUL prospectus, the Annual Portfolio Operating Expenses table has changed as follows to reflect changes in the expenses for these 8 DFA portfolios effective February 28, 2017.

(03/17)

Portfolio	Management Fees		Distribution (12b-1) or Service Fees		Other Expenses		Acquired Fund Fees and Expenses		Gross Total Annual Portfolio Operating Expenses		Contractual Fee Waivers and Reimbursements		Net Total Annual Portfolio Operating Expenses
DFA VA Global Bond Portfolio	0.22%		0.00%		0.02%		0.00%		0.24%		0.00%		0.24%
DFA VA Global Moderate Allocation Portfolio[1] DFA VA International Small Portfolio	0.25 0.50	% %	0.00 0.00	% %	0.01 0.10	% %	0.26 0.00	% %	0.52 0.60	% %	0.12 0.00	% %	0.40 0.60	% %
DFA VA International Value Portfolio DFA VA Short Term Fixed Portfolio DFA VA US Large Value Portfolio DFA VA US Targeted Value Portfolio DFA VIT Inflation Protected Securities Portfolio[2]	0.40 0.25 0.25 0.35 0.10	% % % % %	0.00 0.00 0.00 0.00 0.00	% % % % %	0.06 0.02 0.02 0.03 0.09	% % % % %	0.00 0.00 0.00 0.00 0.00	% % % % %	0.46 0.27 0.27 0.38 0.19	% % % % %	0.00 0.00 0.00 0.00 0.01	% % % % %	0.46 0.27 0.27 0.38 0.18	% % % % %

[1]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

[2]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VIT Inflation Protected Securities Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver and/or expense assumption.

On pages 4-8 of the Intelligent Variable Annuity prospectus, , the Annual Portfolio Operating Expenses table has changed as follows to reflect changes in the expenses for these 8 DFA portfolios effective February 28, 2017.

Portfolio	Management Fees		Distribution (12b-1) or Service Fees		Other Expenses		Acquired Fund Fees and Expenses		Gross Total Annual Portfolio Operating Expenses		Contractual Fee Waivers and Reimbursements		Net Total Annual Portfolio Operating Expenses
DFA VA Global Bond Portfolio	0.22%		0.00%		0.02%		0.00%		0.24%		0.00%		0.24%
DFA VA Global Moderate Allocation Portfolio[1] DFA VA International Small Portfolio	0.25 0.50	% %	0.00 0.00	% %	0.01 0.10	% %	0.26 0.00	% %	0.52 0.60	% %	0.12 0.00	% %	0.40 0.60	% %
DFA VA International Value Portfolio DFA VA Short Term Fixed Portfolio DFA VA US Large Value Portfolio DFA VA US Targeted Value Portfolio	0.40 0.25 0.25 0.35	% % % %	0.00 0.00 0.00 0.00	% % % %	0.06 0.02 0.02 0.03	% % % %	0.00 0.00 0.00 0.00	% % % %	0.46 0.27 0.27 0.38	% % % %	0.00 0.00 0.00 0.00	% % % %	0.46 0.27 0.27 0.38	% % % %

[1]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

For more information about these changes and about the portfolios in general, refer to the Intelligent Life VUL and Intelligent Life Survivorship VUL Prospectus, the Intelligent Variable Annuity Prospectus, the M-Intelligent Life VUL prosepectus or the M-Intelligent Life Survivorship VUL Prospectus.

(03/17)